Long-Term Debt and Notes Payable - Maturities of Long-Term Debt During Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 27,026
2016	28,274
2017	20,558
2018	11,616
2019	295,903
Thereafter	508,170
Total	$ 891,547	$ 88,562